Debt and credit facilities (Schedule of short-term loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term loan		$ 6,734
Short-term bank loan [Member]
Short-term Debt [Line Items]
Interest rate on short-term bank loan	7.20%
Short-term loan		4,101
Agreements for sale of receivables [Member]
Short-term Debt [Line Items]
Minimum interest rate on Agreements for sale of receivables	1.60%
Maximum interest rate on Agreements for sale of receivables	1.70%
Short-term loan		$ 2,633